Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
December 31, 2019
Deferred tax asset
Organizational and start-up costs	$87,897
Total deferred tax asset	87,897
Valuation allowance	(87,897)
Deferred tax asset, net of valuation allowance	$—

Schedule of income tax provision
December 31, 2019
Federal
Current	$913,051
Deferred	(87,897)

State
Current	—
Deferred	—
Change in valuation allowance	87,897
Income tax provision	$913,051

Schedule of Effective Income Tax Rate Reconciliation
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	2.2%
Income tax provision	23.2%